Invesco ETFs
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

October 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

CIK: 0001657201

Ladies and Gentlemen:

On behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated September 27, 2018 and filed pursuant to Rule 497(e) under the Securities Act relating to the following portfolios of the Trust: Invesco BulletShares 2022 USD Emerging Markets Debt ETF, Invesco BulletShares 2023 USD Emerging Markets Debt ETF and Invesco BulletShares 2024 USD Emerging Markets Debt ETF.

The purpose of this filing is to submit the data in XBRL format for Invesco BulletShares 2022 USD Emerging Markets Debt ETF, Invesco BulletShares 2023 USD Emerging Markets Debt ETF and Invesco BulletShares 2024 USD Emerging Markets Debt ETF.

Very truly yours,

Invesco Exchange-Traded Self-Indexed Fund Trust

/s/ Adam Henkel

Adam Henkel

Senior Counsel

Invesco Capital Management LLC

800 983 0903 Invesco.com